STOCK/UNITS (Details Narrative) - Greens Natural Foods, Inc. [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock issued	2,000
Common stock, par value | $ / shares	$ 0.001
Common stock, shares issued	0
Common stock, shares outstanding	0
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	2,200